PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 3,412,335	$ 3,424,079
Less accumulated depreciation	(162,649)	(116,708)
Net Assets	3,249,686	3,307,371
Land and buildings
PROPERTY AND EQUIPMENT, NET
Total Assets	3,059,448	3,114,032
Building fixtures, facilities, and furniture
PROPERTY AND EQUIPMENT, NET
Total Assets	191,771	187,826
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total Assets	20,773	21,143
Landscaping
PROPERTY AND EQUIPMENT, NET
Total Assets	21,653	22,039
Office Equipment and Fixtures
PROPERTY AND EQUIPMENT, NET
Total Assets	3,485	31,306
Auto
PROPERTY AND EQUIPMENT, NET
Total Assets	40,636	41,361
Construction in progress
PROPERTY AND EQUIPMENT, NET
Total Assets	$ 74,569	$ 6,372